Shareholders' equity - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended											12 Months Ended
		Jan. 31, 2022 USD ($) shares $ / shares	Jul. 31, 2021 shares	May 31, 2021 USD ($) shares	Apr. 30, 2021	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Aug. 08, 2022 USD ($)	Jun. 30, 2021 USD ($) shares $ / shares	May 31, 2021 MXN ($)	Jan. 31, 2021 ARS ($) shares	Oct. 27, 2020
Disclosure of classes of share capital [line items]
Consideration paid (received)													$ 209,000
Par value per share | $ / shares													$ 0.0001	$ 0.0001			$ 0.0001
Number of shares bought back | shares				7,000		5,200	10,200	21,700	3,400,000	9,000	11,400,000	363,100
Payment to buyback of shares				$ 79,000		$ 46,000	$ 90,000	$ 192,000	$ 30,000,000	$ 79,600	$ 100,300,000	$ 668,000
Proceeds from issuance of shares						$ 1,000,000			$ 30,000,000		$ 126,600,000		$ 0	$ 296,318,000	$ 0
Number of shares issued | shares													188,992,529	191,028,642
Number of new shares issued during period | shares						113,100			3,400,000		14,300,000
Stock Repurchase Program Authorized Amount																$ 30,000
Stock Repurchase Program Expiration Date													Aug. 08, 2023
Stock Repurchase Program Transaction Costs													$ 75,000
Assets													357,673,000	$ 414,970,000
Loja Integrada [Member]
Disclosure of classes of share capital [line items]
Members' Equity Attributable to Noncontrolling Interest													$ 13,000
Loja Integrada [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary													99.87%
Loja Integrada [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary													99.58%
Loja Integrada [Member] | Gross carrying amount [member]
Disclosure of classes of share capital [line items]
Assets													$ 4,578,000	$ 5,160,000
Capital reserve [member] | Subsidiary Dlieve [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)													$ 198,000
Number of shares issued | shares													22,455
Dlieve Tecnologia S A [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)		$ 3,000						$ 3,000
Number of instruments or interests issued or issuable | shares		456						456											456
Par value per share | $ / shares		$ 0.0001						$ 0.0001
Ciashop [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	2,000
Equity interests issued																	$ 22,000
Indeva [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	139,000
Equity interests issued																	$ 200,000
Suiteshare [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)													$ 1,816,000
Equity interests issued													1,264,000
Percentage of voting equity interests acquired																				100.00%
Cash transferred	[1]												1,816,000
Suiteshare [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	110,000
Equity interests issued																	$ 1,244,000
VTEX ARG [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired								3.46%											3.46%
Proportion of ownership interest in subsidiary								100.00%						96.54%
Amount payable to non controlling interest business combination								$ 27,000					$ 22,000						$ 2,400
Period in which amount payable to non controlling interest														5 years
VTEX MEX [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired				0.04%														0.04%
Proportion of ownership interest in subsidiary				99.99%	99.95%
Cash transferred				$ 100														$ 1,500
Class A common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share													1
Stock Repurchase Program Number Of Shares Authorized To Be Repurchased | shares													3,287,960
Stock Repurchase Program Remaining Authorized Repurchase Amount													$ 12,723,000
Stock Repurchase Program Cancellation Of Shares | shares													3,206,936
Treasury shares													$ 81,024,000	$ 0
Class A common stock [member] | IPO sold by the company [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares			13,876,702
Class A common stock [member] | IPO sold by the shareholders [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares			5,123,298
Class A common stock [member] | IPO Underwriter's option [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares			2,850,000
Class B common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share													10

[1]	US$1,816 was paid on the acquisition date directly to the sellers.